COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Future Minimum Rental Payments For Operating Leases [Line Items]
2016	$ 58
2017	60
2018	48
Thereafter	0
Total minimum lease payments	$ 166